Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 12.0	$ 10.3
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 19.9	$ 14.9